CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital		Accumulated deficit	Statutory reserves	Accumulated other comprehensive income (loss)	Total Kaixin Auto Holdings' shareholders' equity (deficit)	Non-controlling interest	Total
Balance at beginning at Dec. 31, 2016		$ 2	[1]	$ 5,206	[1]	$ (28,239)	$ 4,004	$ (2,620)	$ (21,647)		$ (21,647)
Balance at beginning (in shares) at Dec. 31, 2016	[1]	24,984,300
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income								2,818	2,818	$ 780	3,598
Noncontrolling interest arising from acquisitions				1,201	[1]			780	1,981	27,683	29,664
Capital contribution from noncontrolling interest shareholders				8,355	[1]				8,355	6,266	14,621
Deemed distribution to Parent associated with tax liability				(725)	[1]				(725)		(725)
Contribution from Renren Inc.				4,615	[1]				4,615		4,615
Net loss						(28,619)			(28,619)	(76)	(28,695)
Balance at ending at Dec. 31, 2017		$ 2	[1]	18,652	[1]	(56,858)	4,004	978	(33,222)	34,653	1,431
Balance at ending (in shares) at Dec. 31, 2017	[1]	24,984,300
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income								2,553	2,553	(2,149)	404
Noncontrolling interest arising from acquisitions								(2,588)	(2,588)	6,048	3,460
Disposal of subsidiaries				2,039	[1]			439	2,478	(10,621)	(8,143)
Capital contribution from noncontrolling interest shareholders				6,346	[1]				6,346	4,792	11,138
Contribution from Renren Inc.				2,476	[1]				2,476		2,476
Stock-based compensation				9,046	[1]				9,046		9,046
Net loss						(89,215)			(89,215)	(317)	(89,532)
Balance at ending at Dec. 31, 2018		$ 2	[1]	$ 38,559	[1]	(146,073)	4,004	1,382	(102,126)	32,406	(69,720)
Balance at ending (in shares) at Dec. 31, 2018	[1]	24,984,300
CHANGES IN EQUITY (DEFICIT)
Other comprehensive income								(4,222)	(4,222)	(327)	(4,549)
Noncontrolling interest arising from acquisitions											1,512
Reverse recapitalization		$ 3	[1]						(5,047)		(5,047)
Reverse recapitalization (Shares)	[1]	28,719,425		(5,050,000)
Issuance of units and conversion of rights to ordinary shares				$ 7,500	[1]				7,500		7,500
Issuance of units and conversion of rights to ordinary shares (in shares)	[1]	825,000
Beneficial conversion feature of a convertible loan				2,128	[1]				2,128		2,128
Conversion of convertible loans to units and ordinary shares				21,219	[1]				21,219		21,219
Conversion of convertible loans to units and ordinary shares (in shares)	[1]	2,300,000
Conversion of rights to ordinary shares upon the reverse recapitalization (in shares)	[1]	2,116,401
Liabilities waived by Renren Inc.				76,007	[1]				76,007		76,007
Issuance of restricted shares (in shares)	[1]	205,215
Contingent liabilities assumed by Renren Inc.				42,542	[1]				42,542		42,542
Disposal of a dealership				(81)	[1]				(81)	(701)	(782)
Acquisition of interest in a dealership held by noncontrolling shareholders				(187)	[1]				(187)	(1,325)	(1,512)
Contribution from Renren Inc.				109	[1]				109		109
Stock-based compensation				3,704	[1]				3,704		3,704
Net loss						(46,116)			(46,116)	(22,952)	(69,068)
Balance at ending at Dec. 31, 2019		$ 5	[1]	$ 186,450	[1]	$ (192,189)	$ 4,004	$ (2,840)	$ (4,570)	$ 7,101	$ 2,531
Balance at ending (in shares) at Dec. 31, 2019	[1]	59,150,341

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)